Earnings per share - Basic (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Basic earnings per share [abstract]
Resulted of the year attributable to controlling shareholders'	R$ 5,004,695	R$ (3,770,198)	R$ 11,345,455	R$ (3,554,806)
Weighted average number of shares in the period – in thousands			1,264,118	1,306,865
Weighted average treasury shares – in thousands			(26,611)	(22,508)
Weighted average number of outstanding shares – in thousands			1,237,507	1,284,357
Basic earnings per common share – R$	R$ 4.04924	R$ (2.93809)	R$ 9.16799	R$ (2.76777)